Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Accounts receivable	$ 454	$ (819)
Inventories	153	(196)
Prepaid expenses and other	(35)	15
Accounts payable	(357)	609
Accrued salaries and wages	1	(23)
Other accrued liabilities	369	636
Income taxes payable (receivable)	96	(1)
Changes in operating assets and liabilities	$ 681	$ 221